Victory Global Energy Transition Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI World Commodity Producers Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	28.64%	16.61%	9.96%
S&P North American Natural Resources Sector Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.11%	20.56%	9.76%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	59.85%	33.16%	12.93%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	57.34%	32.60%	12.70%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.70%	27.81%	10.83%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	67.27%	33.67%	12.87% [1]
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	70.14%	35.17%	13.97%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.